Partnership Formation and General Information - Major Charterers (Table) (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Entity Wide Revenue Major Customer
Concentration risk benchmark description	During the six month periods ended June 30, 2020 and 2019, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows
Percentage of time charter revenue	100.00%	100.00%
Sales Revenue, Net
Entity Wide Revenue Major Customer
Percentage of time charter revenue	10.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	45.00%	50.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	40.00%	22.00%
Charterer C
Entity Wide Revenue Major Customer
Percentage of time charter revenue	15.00%	16.00%
Charterer D
Entity Wide Revenue Major Customer
Percentage of time charter revenue	0.00%	12.00%